Other Non-Current Liabilities	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Other Non-Current Liabilities
2.5.14	Other Non-Current liabilities

	As at June 30,	As at December 31,
(€’000)	2023	2022

Onerous contracts - non-current liabilities	85	124
Other non-current liabilities	132	134

Total Other non-current liabilities	217	258

As of December 31, 2022, the Group recorded a provision for onerous contracts for a total amount of €2.2 million in order to cover the contractual obligations, mainly on clinical activities follow-up
and studies closing costs, after the Group’s decision in the fourth quarter of 2022, to discontinue the development of its remaining clinical programs
CYAD-02,
CYAD-101
and
CYAD-211.
The remaining
non-current
portion of this provision as of June 30, 2023, amounts to €0.1 million. The remaining current portion of the provision is €0.3 million as of June 30, 2023 (see note 2.5.15).
As of June 30, 2023, the
non-current
liability regarding a
non-refundable,
non-creditable
sublicense fee to be paid on an annual basis to Dartmouth in connection with the December 2021 amendment agreement (refer to note 5.34.1 of the Group’s 2022 Annual Report)
is €0.1
million.